Consolidated Statements of Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Unrealized income, net of taxes	$ 0	$ 0	$ 1
Reclassification to net earnings, net of taxes	$ 0	$ 0	$ 1